Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Communication Services Portfolio
May 31, 2022
BAM-NPRT1-0722
1.802182.118
Common Stocks - 98.0%
	Shares	Value ($)
Diversified Telecommunication Services - 7.4%
Alternative Carriers - 4.8%
EchoStar Holding Corp. Class A (a)(b)	121,900	2,929,257
Iridium Communications, Inc. (a)	28,600	1,061,346
Liberty Global PLC Class C (a)	1,057,800	26,878,698
Liberty Latin America Ltd. Class C (a)	1,002,286	9,531,740
		40,401,041
Integrated Telecommunication Services - 2.6%
AT&T, Inc.	1,035,200	22,039,408
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		62,440,449
Entertainment - 19.6%
Interactive Home Entertainment - 6.5%
Activision Blizzard, Inc.	432,800	33,706,464
Electronic Arts, Inc.	76,600	10,620,590
Motorsport Games, Inc. Class A (a)	4,300	2,752
Skillz, Inc. (a)(b)	26,600	50,540
Take-Two Interactive Software, Inc. (a)(b)	83,600	10,410,708
		54,791,054
Movies & Entertainment - 13.1%
Cinemark Holdings, Inc. (a)(b)	437,600	7,430,448
Endeavor Group Holdings, Inc. (a)	190,900	4,337,248
Lions Gate Entertainment Corp.:
Class A (a)(b)	34,500	352,935
Class B (a)(b)	486,834	4,571,371
Marcus Corp. (a)(b)	256,300	4,016,221
Netflix, Inc. (a)	122,800	24,245,632
The Walt Disney Co. (a)	338,371	37,369,693
Warner Bros Discovery, Inc. (a)	322,814	5,955,918
Warner Music Group Corp. Class A	429,800	12,760,762
World Wrestling Entertainment, Inc. Class A (b)	128,900	8,606,653
		109,646,881
TOTAL ENTERTAINMENT		164,437,935
Equity Real Estate Investment Trusts (REITs) - 0.7%
Specialized REITs - 0.7%
Lamar Advertising Co. Class A	61,100	5,984,745
Hotels, Restaurants & Leisure - 1.1%
Casinos & Gaming - 1.1%
Flutter Entertainment PLC (a)	73,200	9,002,558
Interactive Media & Services - 43.5%
Interactive Media & Services - 43.5%
Alphabet, Inc. Class A (a)	79,800	181,564,153
Angi, Inc. (a)(b)	864,600	4,746,654
Match Group, Inc. (a)	48,170	3,794,833
Meta Platforms, Inc. Class A (a)	766,500	148,425,060
Snap, Inc. Class A (a)	715,500	10,095,705
Twitter, Inc. (a)	261,700	10,363,320
Vimeo, Inc. (a)	51,464	447,222
Zoominfo Technologies, Inc. (a)	143,000	5,775,770
		365,212,717
Internet & Direct Marketing Retail - 1.8%
Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (a)	6,300	15,146,397
Media - 13.0%
Advertising - 0.3%
S4 Capital PLC (a)	427,000	1,527,022
TechTarget, Inc. (a)	12,100	860,189
		2,387,211
Broadcasting - 4.8%
Fox Corp. Class A	54,400	1,931,744
Liberty Media Corp.:
Liberty Media Class A (a)(b)	367,962	20,981,193
Liberty SiriusXM Series A (a)(b)	397,000	16,400,070
Liberty SiriusXM Series C (a)	24,070	989,277
		40,302,284
Cable & Satellite - 7.9%
Altice U.S.A., Inc. Class A (a)	709,900	8,078,662
Comcast Corp. Class A	387,400	17,154,072
DISH Network Corp. Class A (a)	44,539	1,016,825
Liberty Broadband Corp.:
Class A (a)	237,223	28,943,578
Class C (a)	89,700	11,227,749
		66,420,886
TOTAL MEDIA		109,110,381
Real Estate Management & Development - 0.3%
Real Estate Services - 0.3%
Zillow Group, Inc. Class A (a)(b)	55,600	2,221,776
Road & Rail - 2.4%
Trucking - 2.4%
Uber Technologies, Inc. (a)	848,100	19,675,920
Software - 0.2%
Application Software - 0.2%
Viant Technology, Inc. (a)	257,200	1,543,200
Wireless Telecommunication Services - 8.0%
Wireless Telecommunication Services - 8.0%
T-Mobile U.S., Inc. (a)	502,750	67,011,548
TOTAL COMMON STOCKS (Cost $717,220,821)		821,787,626

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
Reddit, Inc. Series F (c)(d) (Cost $3,584,075)	58,000	2,140,200

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (e)	1,437,090	1,437,377
Fidelity Securities Lending Cash Central Fund 0.82% (e)(f)	50,906,104	50,911,194
TOTAL MONEY MARKET FUNDS (Cost $52,348,571)		52,348,571

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $773,153,467)	876,276,397
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(37,446,408)
NET ASSETS - 100.0%	838,829,989

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,140,200 or 0.3% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series F	8/11/21	3,584,075

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	605	56,429,220	54,992,448	4,017	-	-	1,437,377	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	30,567,219	99,270,015	78,926,040	7,100	-	-	50,911,194	0.1%
Total	30,567,824	155,699,235	133,918,488	11,117	-	-	52,348,571

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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